Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c))	$ 54,853	$ 86,184
Accounts receivable (note 4)	88,077	101,640
Inventories (note 5)	67,530	81,635
Prepaid expenses	6,323	7,760
Total current assets	216,783	277,219
Long-term investments (note 7)	4,792	4,629
Property, plant and equipment (note 8)	69,489	62,641
Operating lease right-of-use assets (note 13)	22,877	23,727
Intangible assets (note 9)	6,822	7,817
Deferred income tax assets (note 19(b))	11,554	10,430
Goodwill (note 10)	3,066	2,958
Other long-term assets (note 11)	20,365	18,030
Total assets	355,748	407,451
Current liabilities:
Accounts payable and accrued liabilities (note 12)	95,374	98,863
Current portion of operating lease liabilities (note 13)	3,307	3,379
Short-term debt (note 14)	15,156	9,102
Current portion of long-term debt (note 15)	14,108	11,698
Current portion of long-term royalty payable (note 16)	0	1,162
Current portion of warranty liability (note 17)	6,892	11,315
Total current liabilities	134,837	135,519
Long-term operating lease liabilities (note 13)	19,300	20,080
Long-term debt (note 15)	30,957	32,164
Long-term royalty payable (note 16)	0	4,376
Warranty liability (note 17)	1,614	2,984
Deferred income tax liabilities (note 19(b))	3,477	3,282
Other long-term liabilities	5,115	5,080
Total liabilities	195,300	203,485
Share capital (Adjusted, note 18):
Unlimited common shares, no par value: 151,722,963 (2019 - 144,069,972) common shares issued and outstanding	1,244,539	1,243,272
Other equity instruments	9,672	9,212
Additional paid-in-capital	11,516	11,516
Accumulated deficit	(1,074,434)	(1,024,716)
Accumulated other comprehensive loss	(30,845)	(35,318)
Total shareholders' equity	160,448	203,966
Total liabilities and shareholders' equity	355,748	407,451
Commitments and contingencies (note 21)